Bank borrowings and long-term debt - Scheduled repayments of the Company's bank borrowings and long-term debt (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
2024	$ 0
2025	3,750
2026	7,500
2027	7,500
2028	131,250
Total	$ 150,000